Goodwill and Intangible Assets (Details) - Schedule of identifiable intangible assets - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Indefinite-lived
Indefinite-lived Intangible assets, Gross Amount	$ 4,082,263	$ 4,082,263	$ 4,082,263
Indefinite-lived Intangible assets, Accumulated Amortization	(65,495)	(43,663)	(43,663)
Indefinite-lived intangible assets, Carrying Value	$ 4,016,768	$ 4,038,600	$ 4,038,600
Patent [Member]
Amortized
Amortized intangible assets, Estimated Useful Life (Years)	10 years	10 years	10 years
Amortized intangible assets, Gross Amount	$ 873,263	$ 873,263	$ 873,263
Amortized intangible assets, Accumulated Amortization	(65,495)	(43,663)	(43,663)
Amortized intangible assets, Carrying Value	$ 807,768	$ 829,600	$ 829,600
In-process research and development [Member]
Indefinite-lived
Indefinite-lived intangible assets, Estimated Useful Life (Years)	Indefinite	Indefinite	Indefinite
Indefinite-lived Intangible assets, Gross Amount	$ 3,209,000	$ 3,209,000	$ 3,209,000
Indefinite-lived Intangible assets, Accumulated Amortization
Indefinite-lived intangible assets, Carrying Value	$ 3,209,000	$ 3,209,000	$ 3,209,000